Document and Entity Information	Sep. 12, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 12, 2026
Entity File Number	001-42437
Entity Registrant Name	Anteris Technologies Global Corp.
Entity Central Index Key	0002011514
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	99-1407174
Entity Address, Address Line One	Toowong Tower, Level 3, Suite 302
Entity Address, Address Line Two	9 Sherwood Road
Entity Address, City or Town	Toowong
Entity Address, Country	AU
Entity Address, Postal Zip Code	4066
City Area Code	61 7
Local Phone Number	3152 3200
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	AVR
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false